Schedule of investments
Delaware Ivy Limited-Term Bond Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.39%
GNMA
Series 2012-39 PA 2.00% 3/16/42	2,014,481	$ 1,924,490
Series 2015-151 KC 3.50% 4/20/34	1,036,052	1,038,384
Total Agency Collateralized Mortgage Obligations (cost $3,083,904)		2,962,874

Agency Commercial Mortgage-Backed Securities — 10.63%
FREMF Mortgage Trust
Series 2013-K30 C 144A 3.669% 6/25/45 #, •	1,000,000	988,784
Series 2013-K31 C 144A 3.746% 7/25/46 #, •	3,000,000	2,970,790
Series 2013-K33 B 144A 3.611% 8/25/46 #, •	3,000,000	2,979,150
Series 2013-K33 C 144A 3.611% 8/25/46 #, •	3,750,000	3,712,808
Series 2015-K47 B 144A 3.709% 6/25/48 #, •	2,500,000	2,448,518
Series 2015-K720 B 144A 3.602% 7/25/22 #, •	663,656	662,627
Series 2015-K721 B 144A 3.884% 11/25/47 #, •	4,470,000	4,466,459
Series 2015-KF12 B 144A 8.22% (LIBOR01M + 7.10%, Floor 7.10%) 9/25/22 #, •	2,548,148	2,543,706
Series 2016-K723 C 144A 3.689% 11/25/23 #, •	4,899,000	4,829,477
Series 2016-KF15 B 144A 8.80% (LIBOR01M + 7.68%) 2/25/23 #, •	1,736,697	1,741,199
Series 2017-K724 C 144A 3.641% 12/25/49 #, •	1,500,000	1,469,475
Series 2017-K728 B 144A 3.765% 11/25/50 #, •	12,555,000	12,387,636
Series 2017-K728 C 144A 3.765% 11/25/50 #, •	910,000	887,343
Series 2017-K729 B 144A 3.797% 11/25/49 #, •	5,100,000	5,004,299
Series 2017-KF33 B 144A 3.67% (LIBOR01M + 2.55%, Floor 2.55%) 6/25/27 #, •	968,036	968,419
Series 2017-KF39 B 144A 3.62% (LIBOR01M + 2.50%, Floor 2.50%) 11/25/24 #, •	1,852,558	1,842,044
Series 2017-KF40 B 144A 3.82% (LIBOR01M + 2.70%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,432,391
Series 2017-KSW2 B 144A 3.77% (LIBOR01M + 2.65%, Floor 2.65%) 5/25/27 #, •	2,060,078	2,055,609
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2017-KSW3 B 144A 3.87% (LIBOR01M + 2.75%, Floor 2.75%) 5/25/27 #, •	597,727	$ 572,924
Series 2018-K732 B 144A 4.196% 5/25/25 #, •	985,000	970,358
Series 2018-KBF2 B 144A 3.12% (LIBOR01M + 2.00%, Floor 2.00%) 10/25/25 #, •	285,530	284,038
Series 2018-KF46 B 144A 3.07% (LIBOR01M + 1.95%, Floor 1.95%) 3/25/28 #, •	1,423,361	1,383,597
Series 2018-KF47 B 144A 3.12% (LIBOR01M + 2.00%, Floor 2.00%) 5/25/25 #, •	989,299	974,861
Series 2018-KF48 B 144A 3.17% (LIBOR01M + 2.05%, Floor 2.05%) 6/25/28 #, •	798,325	762,795
Series 2018-KF49 B 144A 3.02% (LIBOR01M + 1.90%, Floor 1.90%) 6/25/25 #, •	928,255	897,359
Series 2018-KF51 B 144A 2.97% (LIBOR01M + 1.85%, Floor 1.85%) 8/25/25 #, •	2,421,495	2,378,381
Series 2019-KF60 B 144A 3.47% (LIBOR01M + 2.35%, Floor 2.35%) 2/25/26 #, •	3,259,013	3,240,860
Series 2019-KF61 B 144A 3.32% (LIBOR01M + 2.20%, Floor 2.20%) 4/25/29 #, •	1,221,184	1,211,086
Series 2019-KF68 B 144A 3.32% (LIBOR01M + 2.20%, Floor 2.20%) 7/25/26 #, •	2,168,393	2,121,024
Series 2019-KF69 B 144A 3.42% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/29 #, •	2,149,760	2,137,325
Series 2019-KF70 B 144A 3.42% (LIBOR01M + 2.30%, Floor 2.30%) 9/25/29 #, •	1,415,839	1,403,554
Series 2019-KF73 B 144A 3.57% (LIBOR01M + 2.45%, Floor 2.45%) 11/25/29 #, •	3,050,810	3,024,000
Series 2020-KF74 B 144A 3.27% (LIBOR01M + 2.15%, Floor 2.15%) 1/25/27 #, •	3,902,009	3,863,181
Series 2020-KF75 B 144A 3.37% (LIBOR01M + 2.25%, Floor 2.25%) 12/25/29 #, •	2,111,778	1,985,858
Total Agency Commercial Mortgage-Backed Securities (cost $81,801,369)		80,601,935

NQ-IV003 [6/22] 8/22 (2352415)    1

Schedule of investments
Delaware Ivy Limited-Term Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations — 8.10%
Benefit Street Partners CLO XX Series 2020-20A AR 144A 2.214% (LIBOR03M + 1.17%, Floor 1.17%) 7/15/34 #, •	5,000,000	$ 4,816,160
BlueMountain CLO XXX Series 2020-30A AR 144A 2.221% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,000,000	2,895,489
Canyon CLO Series 2020-1A AR 144A 2.224% (LIBOR03M + 1.18%, Floor 1.18%) 7/15/34 #, •	4,600,000	4,447,795
CIFC Funding Series 2022-2A A1 144A 2.057% (TSFR03M + 1.32%, Floor 1.32%) 4/19/35 #, •	5,000,000	4,840,635
Dryden 77 CLO Series 2020-77A AR 144A 2.598% (LIBOR03M + 1.12%, Floor 1.12%) 5/20/34 #, •	2,600,000	2,512,947
Galaxy XXI CLO Series 2015-21A AR 144A 2.083% (LIBOR03M + 1.02%) 4/20/31 #, •	4,900,000	4,781,660
Golub Capital Partners CLO 50B-R Series 2020-50A A1R 144A 1.885% (TSFR03M + 1.37%, Floor 1.37%) 4/20/35 #	5,000,000	4,840,460
KKR CLO 41 Series 2022-41A A1 144A 2.022% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	4,790,480
Neuberger Berman CLO XX Series 2015-20A ARR 144A 2.204% (LIBOR03M + 1.16%, Floor 1.16%) 7/15/34 #	2,000,000	1,930,404
Octagon Investment Partners 48 Series 2020-3A AR 144A 2.213% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	5,000,000	4,793,800
PPM CLO 3 Series 2019-3A AR 144A 2.134% (LIBOR03M + 1.09%, Floor 1.09%) 4/17/34 #	3,750,000	3,594,611
Regatta XIX Funding Series 2022-1A A1 144A 2.399% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	5,000,000	4,849,795
Sound Point CLO XXV Series 2019-4A A1R 144A 2.229% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	5,000,000	4,860,360
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Voya CLO Series 2020-3A AR 144A 2.213% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	3,000,000	$ 2,905,779
Wind River CLO Series 2021-3A A 144A 2.213% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/33 #	4,700,000	4,541,342
Total Collateralized Debt Obligations (cost $63,239,539)		61,401,717

Corporate Bonds — 63.23%
Banking — 15.91%
Ally Financial
1.45% 10/2/23	4,250,000	4,110,887
5.80% 5/1/25 *	5,850,000	5,980,598
Bank of America
0.523% 6/14/24 μ	2,175,000	2,097,390
1.843% 2/4/25 μ	385,000	371,421
4.00% 1/22/25	4,000,000	3,987,017
4.125% 1/22/24 *	3,000,000	3,034,563
4.20% 8/26/24	3,675,000	3,685,895

Bank of Montreal 2.05% 11/1/22 *	5,000,000	4,987,256
Citigroup
2.014% 1/25/26 μ	3,445,000	3,231,300
3.07% 2/24/28 μ	575,000	533,807
3.50% 5/15/23	4,140,000	4,139,873
5.50% 9/13/25	1,900,000	1,955,055

Citizens Bank 4.119% 5/23/25 μ	3,925,000	3,913,550
Discover Bank 2.45% 9/12/24	4,890,000	4,706,770
Goldman Sachs Group
2.241% (SOFR + 0.79%) 12/9/26 •	3,700,000	3,551,321
3.85% 7/8/24	5,000,000	5,015,227
4.25% 10/21/25	7,209,000	7,165,005

Huntington National Bank 4.008% 5/16/25 μ	2,230,000	2,228,807
JPMorgan Chase & Co.
0.653% 9/16/24 μ	3,000,000	2,876,493
3.875% 9/10/24	2,542,000	2,539,751
4.08% 4/26/26 *, μ	10,270,000	10,156,103

KeyCorp 3.878% 5/23/25 μ	1,910,000	1,897,150
Mitsubishi UFJ Financial Group 0.848% 9/15/24 μ	3,500,000	3,371,665

2    NQ-IV003 [6/22] 8/22 (2352415)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.475% 1/21/28 μ	440,000	$ 400,333
3.125% 7/27/26	9,515,000	9,095,161
3.70% 10/23/24	3,650,000	3,646,394
4.00% (LIBOR03M + 1.10%) 5/31/23 •	1,700,000	1,703,592

National Bank of Canada 2.10% 2/1/23	3,600,000	3,572,352
PNC Financial Services Group 6.00% 5/15/27 *, μ, ψ	415,000	399,392
Svenska Handelsbanken 144A 0.625% 6/30/23 #	3,500,000	3,401,923
Toronto-Dominion Bank 4.108% 6/8/27	5,795,000	5,735,335
Wells Fargo & Co.
3.526% 3/24/28 μ	375,000	355,515
3.908% 4/25/26 μ	6,870,000	6,765,197
		120,612,098
Basic Industry — 1.50%
DuPont de Nemours 4.205% 11/15/23	2,450,000	2,466,470
Graphic Packaging International 144A 0.821% 4/15/24 #	3,650,000	3,436,119
Mosaic
3.25% 11/15/22	2,314,000	2,316,695
4.25% 11/15/23	750,000	755,552

Nucor 3.95% 5/23/25	900,000	895,856
Nutrien 1.90% 5/13/23	1,500,000	1,476,503
		11,347,195
Brokerage — 0.60%
Brookfield Finance 4.00% 4/1/24	3,200,000	3,201,871
LSEGA Financing 144A 0.65% 4/6/24 #	1,460,000	1,378,110
		4,579,981
Capital Goods — 5.57%
Avery Dennison 0.85% 8/15/24	1,125,000	1,062,430
Boeing
2.20% 10/30/22	5,500,000	5,482,321
2.80% 3/1/23 *	5,623,000	5,592,149

General Electric 5.012% 1/1/24	2,067,051	2,082,178
Huntington Ingalls Industries 0.67% 8/16/23	5,000,000	4,823,513
L3Harris Technologies 3.832% 4/27/25	2,225,000	2,208,808
Lennox International 1.35% 8/1/25	3,925,000	3,599,890
Martin Marietta Materials 0.65% 7/15/23	1,800,000	1,740,164
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Parker-Hannifin
3.65% 6/15/24	3,315,000	$ 3,295,784
4.25% 9/15/27	2,440,000	2,424,831

Republic Services 0.875% 11/15/25	2,200,000	1,993,934
Roper Technologies 1.00% 9/15/25	3,600,000	3,258,627
Waste Management 0.75% 11/15/25	5,045,000	4,614,897
		42,179,526
Communications — 6.33%
AT&T
1.70% 3/25/26	3,650,000	3,341,025
2.95% 7/15/26	3,750,000	3,595,135
Charter Communications Operating
4.50% 2/1/24	3,285,000	3,307,087
4.908% 7/23/25	4,015,000	4,029,765

Crown Castle International 3.15% 7/15/23	1,195,000	1,182,497
Crown Castle Towers 144A 3.663% 5/15/45 #	2,050,000	2,004,939
Magallanes 144A 3.638% 3/15/25 #	3,890,000	3,772,421
Netflix 5.875% 2/15/25	3,750,000	3,812,831
Rogers Communications 144A 3.20% 3/15/27 #	2,080,000	1,974,779
SBA Tower Trust Series 3.869 10/08/24 144A 3.869% 10/8/49 #	6,500,000	6,396,580
Sprint 7.875% 9/15/23	5,130,000	5,304,420
T-Mobile USA 3.75% 4/15/27	3,500,000	3,373,062
TWDC Enterprises 18 7.55% 7/15/93	3,650,000	3,877,330
Verizon Communications 1.45% 3/20/26	2,200,000	2,015,871
		47,987,742
Consumer Cyclical — 5.71%
7-Eleven 144A 0.80% 2/10/24 #	2,000,000	1,896,529
Aptiv 2.396% 2/18/25	2,805,000	2,681,290
AutoNation 3.50% 11/15/24	1,125,000	1,092,670
DR Horton 2.60% 10/15/25	2,139,000	2,017,966
Ford Motor Credit
2.30% 2/10/25	235,000	211,522
2.70% 8/10/26	1,700,000	1,450,780
3.375% 11/13/25	3,095,000	2,796,704

General Motors 4.875% 10/2/23	4,223,000	4,266,323
General Motors Financial 1.20% 10/15/24	2,175,000	2,024,340

NQ-IV003 [6/22] 8/22 (2352415)    3

Schedule of investments
Delaware Ivy Limited-Term Bond Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Hyundai Capital America 144A 1.25% 9/18/23 #	2,200,000	$ 2,132,860
Lennar 4.75% 11/15/22	4,171,000	4,178,206
MGM Resorts International 5.75% 6/15/25	4,825,000	4,602,423
Nissan Motor 144A 3.043% 9/15/23 #	3,750,000	3,689,029
Nordstrom 2.30% 4/8/24	730,000	698,457
PVH 4.625% 7/10/25	3,650,000	3,619,461
VICI Properties 4.95% 2/15/30	200,000	189,906
Volkswagen Group of America Finance
144A 0.875% 11/22/23 #	5,150,000	4,938,172
144A 4.35% 6/8/27 #	780,000	765,279
		43,251,917
Consumer Non-Cyclical — 6.17%
AbbVie 2.30% 11/21/22	3,600,000	3,593,596
Becton Dickinson and Co. 3.734% 12/15/24	998,000	994,259
Cargill 144A 1.375% 7/23/23 #	3,000,000	2,941,921
Coca-Cola Refreshments USA 8.00% 9/15/22	6,375,000	6,444,912
Conagra Brands 0.50% 8/11/23	1,125,000	1,084,854
CSL Finance 144A 4.05% 4/27/29 #	280,000	275,136
Darling Ingredients 144A 5.25% 4/15/27 #	4,355,000	4,219,712
Diageo Capital 3.50% 9/18/23	3,500,000	3,513,445
HCA 144A 3.125% 3/15/27 #, *	4,125,000	3,751,323
Keurig Dr Pepper 0.75% 3/15/24	1,820,000	1,732,259
McCormick & Co.
0.90% 2/15/26	2,975,000	2,640,495
3.50% 9/1/23	1,320,000	1,314,052

Novartis Capital 3.00% 11/20/25 *	3,750,000	3,709,886
Royalty Pharma
0.75% 9/2/23	5,200,000	5,009,555
1.20% 9/2/25	3,940,000	3,516,695

Tyson Foods 3.95% 8/15/24	2,000,000	1,998,334
		46,740,434
Electric — 3.18%
Black Hills 1.037% 8/23/24	2,500,000	2,339,301
Edison International 3.55% 11/15/24	3,700,000	3,613,105
Enel Finance International 144A 4.25% 6/15/25 #, *	680,000	673,432
Eversource Energy 2.90% 3/1/27 *	610,000	573,190
Fells Point Funding Trust 144A 3.046% 1/31/27 #	570,000	526,104
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
MidAmerican Energy 3.70% 9/15/23	3,000,000	$ 3,002,757
National Rural Utilities Cooperative Finance 1.875% 2/7/25	3,685,000	3,524,211
Southern 0.60% 2/26/24	3,635,000	3,442,465
Virginia Electric and Power 2.75% 3/15/23	5,425,000	5,390,633
Vistra Operations 144A 5.125% 5/13/25 #	985,000	977,110
		24,062,308
Energy — 5.08%
Aker BP 144A 2.875% 1/15/26 #	3,675,000	3,478,702
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,500,000	1,555,516
ConocoPhillips 2.40% 3/7/25	2,855,000	2,757,899
Eastern Energy Gas Holdings 3.55% 11/1/23	3,765,000	3,755,847
Enbridge
2.50% 2/14/25	2,200,000	2,113,783
2.90% 7/15/22	2,913,000	2,912,835

Energy Transfer 4.25% 4/1/24	3,200,000	3,202,297
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	3,746,484	3,487,591
Harvest Operations 144A 1.00% 4/26/24 #	3,600,000	3,430,790
HF Sinclair 144A 2.625% 10/1/23 #	2,925,000	2,841,922
Kinder Morgan Energy Partners 3.45% 2/15/23	4,090,000	4,094,751
Murphy Oil 6.875% 8/15/24	319,000	320,209
Occidental Petroleum 5.875% 9/1/25	4,560,000	4,549,558
		38,501,700
Finance Companies — 1.62%
AerCap Ireland Capital DAC 1.65% 10/29/24	5,000,000	4,622,160
Aviation Capital Group 144A 4.375% 1/30/24 #	3,000,000	2,948,247
Avolon Holdings Funding 144A 4.25% 4/15/26 #	1,100,000	1,020,051
Park Aerospace Holdings 144A 5.50% 2/15/24 #	1,750,000	1,736,962
USAA Capital 144A 1.50% 5/1/23 #	2,000,000	1,970,620
		12,298,040

4    NQ-IV003 [6/22] 8/22 (2352415)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 4.41%
Athene Global Funding
144A 0.914% 8/19/24 #	2,150,000	$ 1,994,673
144A 0.95% 1/8/24 #	3,000,000	2,848,807

Elevance Health 3.35% 12/1/24	5,000,000	4,935,469
Humana 0.65% 8/3/23	750,000	726,005
MassMutual Global Funding II 144A 0.60% 4/12/24 #	5,100,000	4,840,667
Met Tower Global Funding 144A 3.70% 6/13/25 #	2,100,000	2,085,103
Metropolitan Life Global Funding I 144A 0.90% 6/8/23 #, *	3,750,000	3,671,603
New York Life Global Funding 144A 0.85% 1/15/26 #	5,000,000	4,516,579
Principal Life Global Funding II 144A 0.75% 4/12/24 #	2,200,000	2,082,010
Protective Life Global Funding 144A 0.631% 10/13/23 #, *	2,250,000	2,173,363
Reliance Standard Life Global Funding II 144A 2.15% 1/21/23 #	3,600,000	3,563,385
		33,437,664
Natural Gas — 0.50%
Sempra Energy 3.30% 4/1/25	3,110,000	3,041,302
Southern California Gas 2.95% 4/15/27	820,000	776,839
		3,818,141
Real Estate Investment Trusts — 2.22%
American Tower Trust #1 144A 3.07% 3/15/48 #	8,265,000	8,229,423
SBA Tower Trust
144A 1.884% 7/15/50 #	3,222,000	2,975,288
144A 2.836% 1/15/50 #	5,840,000	5,636,088
		16,840,799
Technology — 4.30%
Apple 3.00% 2/9/24	927,000	925,481
Baidu 1.72% 4/9/26	1,050,000	962,099
Global Payments 2.65% 2/15/25	4,125,000	3,940,458
Microchip Technology 0.983% 9/1/24	4,750,000	4,433,277
PayPal Holdings 1.65% 6/1/25	7,907,000	7,466,522
S&P Global 144A 2.45% 3/1/27 #	2,005,000	1,878,224
Seagate HDD Cayman 4.75% 6/1/23	1,950,000	1,934,108
Sensata Technologies
144A 5.00% 10/1/25 #	3,720,000	3,577,357
144A 5.625% 11/1/24 #	950,000	939,151

Thomson Reuters 4.30% 11/23/23	3,630,000	3,675,830
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
VMware
0.60% 8/15/23	725,000	$ 701,002
4.50% 5/15/25	1,800,000	1,806,721
Workday
3.50% 4/1/27	130,000	124,425
3.70% 4/1/29	200,000	187,272
		32,551,927
Transportation — 0.13%
American Airlines 2016-2 Class AA Pass Through Trust 3.20% 12/15/29 ♦	1,113,000	1,017,309
		1,017,309
Total Corporate Bonds (cost $502,197,806)		479,226,781

Non-Agency Asset-Backed Securities — 3.69%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	1,900,000	1,914,180
Ford Credit Auto Owner Trust Series 2022-A B 1.91% 7/15/27	3,550,000	3,303,371
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	7,600,000	6,972,253
GM Financial Automobile Leasing Trust Series 2022-1 B 2.23% 2/20/26	4,150,000	3,989,430
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	4,850,000	4,672,693
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	3,550,000	3,371,893
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	3,750,000	3,740,619
Total Non-Agency Asset-Backed Securities (cost $28,587,853)		27,964,439

Supranational Bank — 0.20%
Corp Andina de Fomento 2.375% 5/12/23	1,500,000	1,490,108
Total Supranational Bank (cost $1,499,003)		1,490,108

NQ-IV003 [6/22] 8/22 (2352415)    5

Schedule of investments
Delaware Ivy Limited-Term Bond Fund   (Unaudited)
	Principalamount°	Value (US $)

US Treasury Obligations — 11.77%
US Treasury Notes
2.625% 5/31/27	56,620,000	$ 55,556,161
2.75% 5/15/25	33,940,000	33,682,800
Total US Treasury Obligations (cost $89,332,454)		89,238,961
	Number of shares
Short-Term Investments — 4.19%
Money Market Mutual Fund — 4.19%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	31,792,510	31,792,510
Total Short-Term Investments (cost $31,792,509)		31,792,510

Total Value of Securities Before Securities Lending Collateral—102.20% (cost $801,534,437)		774,679,325

Securities Lending Collateral — 1.04%
Money Market Mutual Fund — 1.04%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	7,852,368	7,852,368
Total Securities Lending Collateral (cost $7,852,368)		7,852,368

Total Value of Securities—103.24% (cost $809,386,805)		782,531,693■
Obligation to Return Securities Lending Collateral — (1.04%)		(7,852,368)
Liabilities Net of Receivables and Other Assets — (2.21%)		(16,740,910)
Net Assets Applicable to 72,587,093 Shares Outstanding—100.00%		$757,938,415
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $269,668,609, which represents 35.58% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
*	Fully or partially on loan.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
■	Includes $23,271,172 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $21,445,877.

6    NQ-IV003 [6/22] 8/22 (2352415)

(Unaudited)
The following futures contracts were outstanding at June 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
US Treasury 2 yr Notes
734	$154,151,469	$154,588,985	9/30/22	$—	$(437,516)	$412,875
US Treasury 5 yr Notes
(362)	(40,634,500)	(40,763,736)	9/30/22	129,236	—	(254,529)
Total Futures Contracts		$113,825,249		$129,236	$(437,516)	$158,346
The use of futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S&P – Standard & Poor’s Financial Services LLC
SOFR – Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
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